Fair Value Measurements Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value, assets measured on recurring basis
The following table summarizes the carrying amount and fair value of the Company's non-derivative financial instruments at December 31, 2012:

	Carrying Amount	Fair Value
		Level 1	Level 2	Level 3

First Lien Notes	$1,100	$—	$1,108	$—
Springing Lien Notes	1,336	—	969	—
Senior Subordinated Notes	380	—	214	—
Senior Secured Notes	250	—	246	—

Total	$3,066	$—	$2,537	$—